DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	$ (99)	$ 446	$ (307)
Derivatives not designated as hedging instruments:
Total	280	(1,373)	(1,023)
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	(99)
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	0
Total	(99)
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	250	(1,233)	(948)
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	$ 30	$ (140)	$ (75)